16004792

Received SEC

AUG 08 2016

Washington, DC 20549

Nasdaq Stock Market

001-37844

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

August 8, 2016

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated July 27, 2016 I advised you that the Exchange had received a Form 8-A from Bioventus, Inc. for registration of its Class A common stock and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery